Other operating income/(expense) (Tables)	12 Months Ended
Dec. 31, 2017
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Summary Information about Other Operating Income Expense

	2017	2016	2015
	£m	£m	£m
Impairment of equity investments	(30)	(47)	(263)
Disposal of equity investments	37	254	342
Disposal of businesses and assets	195	283	9,661
Fair value remeasurements on contingent consideration recognised in business combinations	(1,012)	(2,205)	(1,965)
Remeasurement of ViiV Healthcare put option liabilities and preferential dividends	13	(577)	–
Remeasurement of Consumer Healthcare put option liability	(1,186)	(1,133)	(83)
Fair value adjustments on derivative financial instruments	9	(3)	2
Other income/(expense)	9	23	21

	(1,965)	(3,405)	7,715